INVENTORY (Tables)	9 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory, net of allowances, in the condensed consolidated balance sheets as of September 30, 2024 and December 31, 2023 were as follows:

	September 30, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Finished products	$241,916	$233,092
Raw materials and work in progress	66,247	70,035
Crop growing costs	26,701	29,016
Agricultural and other operating supplies	43,125	46,449
Inventories, net of allowances	$377,989	$378,592